Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Corporate income tax rate Argentina	35.00%
Corporate income tax rate Brazil	34.00%
Corporate income tax rate Paraguay	10.00%
Accumulated benefit from tax loss carry-forward, Argentinean subsidiaries	$ 2,013	$ 1,675